Stock Based Compensation - Schedule of Breakdown of Stock-Based Compensation by Categories (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
Schedule of Breakdown of Stock-Based Compensation by Categories [Line Items]
Stock-based compensation	$ 152,421		$ 432,256	$ 1,194,653	$ 470,614		$ 1,194,653
Research and Development [Member]
Schedule of Breakdown of Stock-Based Compensation by Categories [Line Items]
Stock-based compensation	10,414		7,131	453,968	30,903
General and Administrative [Member]
Schedule of Breakdown of Stock-Based Compensation by Categories [Line Items]
Stock-based compensation	$ 142,007		$ 425,125	$ 740,685	$ 439,711